Annual Fund Operating Expenses	12 Months Ended
	Dec. 31, 2013
Vanguard Tax-Managed Balanced Fund - Admiral Shares | Vanguard Tax-Managed Balanced Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares | Vanguard Tax-Managed Small-Cap Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.14%	[1]
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares | Vanguard Tax-Managed Small-Cap Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%	[1]
Vanguard Developed Markets Index Fund - Admiral Shares | Vanguard Developed Markets Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares | Vanguard Tax-Managed Capital Appreciation Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.08%
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares | Vanguard Tax-Managed Growth and Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%
Vanguard Developed Markets Index Fund - Institutional Shares | Vanguard Developed Markets Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%
Vanguard Developed Markets Index Fund - ETF Shares | Vanguard Developed Markets Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.09%
Vanguard Developed Markets Index Fund - Investor Shares | Vanguard Developed Markets Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.20%
Vanguard Developed Markets Index Fund - Institutional Plus Shares | Vanguard Developed Markets Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.02%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.06%
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares | Vanguard Tax-Managed Growth and Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares | Vanguard Tax-Managed Capital Appreciation Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.